Exhibit 99.1

FIFTH THIRD AUTO TRUST 2013-A

Statement to Securityholders

Determination Date: February 13, 2017

DATES
Collection Period	47
Collection Period Beginning Date	1/01/2017
Collection Period Ending Date	1/31/2017
Payment Date	2/15/2017

I. DEAL SUMMARY

	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes	0.0%	$0.00	$0.00	$0.00
Class A-2 Notes	0.0%	$0.00	$0.00	$0.00
Class A-3 Notes	0.0%	$0.00	$0.00	$0.00
Class A-4 Notes	0.0%	$30,568,881.05	$30,568,881.05	$0.00
Class B Notes	0.0%	$10,000,000.00	$10,000,000.00	$0.00
Class C Notes	0.0%	$8,754,000.00	$8,754,000.00	$0.00

Total Securities	0.0%	$49,322,881.05	$49,322,881.05	$0.00

Overcollateralization		$2,000,050.44	($44,835,947.92)	$46,835,998.36
Reserve Account Balance		$1,500,037.83	$0.00	$1,500,037.83

Net Pool Balance	9.4%	$51,322,931.49	$4,486,933.13	$46,835,998.36
Final Pool Balance following Optional Redemption	0.0%	$46,835,998.36	$46,835,998.36	$0.00

	Coupon Rate	Beginning Period Balance	Interest Distribution Amount
Class A-1 Notes	0.220%	$0.00	$0.00
Class A-2 Notes	0.450%	$0.00	$0.00
Class A-3 Notes	0.610%	$0.00	$0.00
Class A-4 Notes	0.830%	$30,568,881.05	$21,143.48
Class B Notes	1.210%	$10,000,000.00	$10,083.33
Class C Notes	1.740%	$8,754,000.00	$12,693.30

		$49,322,881.05	$43,920.11

II. AVAILABLE FUNDS

Interest Collections	$107,921.57
Principal Collections (Including Repurchases)	$4,486,933.13
Liquidation Proceeds	$713.04
Less Advances*	$0.00
Optional Purchase Price Proceeds	$46,891,983.65
Investment Earnings (Remitted to servicer)	$2,202.50

Total Collections	$51,489,753.89
Reserve Account Draw Amount	$1,500,037.83

Total Available Funds	$52,989,791.72

III. DISTRIBUTIONS

	Amount Due	Amount Paid	Shortfall
Servicing Fees	$44,971.61	$44,971.61	$0.00
Class A-1 Notes	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00
Class A-4 Notes	$21,143.48	$21,143.48	$0.00
First Allocation of Principal	$30,568,881.05	$30,568,881.05	$0.00
Class B Note Interest	$10,083.33	$10,083.33	$0.00
Second Allocation of Principal	$10,000,000.00	$10,000,000.00	$0.00
Class C Note Interest	$12,693.30	$12,693.30	$0.00
Third Allocation of Principal	$8,754,000.00	$8,754,000.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$0.00	$0.00	$0.00
Accrued and Unpaid Fees to Owner Trustee	$0.00	$0.00	$0.00
Accrued and Unpaid Fees to Indenture Trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$3,578,018.95	$3,578,018.95	$0.00

	$52,989,791.72	$52,989,791.72	$0.00

Principal Payment:
First Allocation of Principal	$30,568,881.05
Second Allocation of Principal	$10,000,000.00
Third Allocation of Principal	$8,754,000.00
Regular Principal Distribution Amount	$0.00

Total	$49,322,881.05

FIFTH THIRD AUTO TRUST 2013-A

Statement to Securityholders

Determination Date: February 13, 2017

IV. POOL INFORMATION

Beginning of Current Period
Pool Balance	$46,835,998
Number of Receivables Outstanding	8,707
Weighted Average Contract Rate	2.563%
Weighted Average Remaining Term (mos)	17.31

V. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$1,500,037.83
Initial Target Credit Enhancement Overcollateralization Amount	$2,000,050.44
Target Credit Enhancement Overcollateralization Amount	$2,000,050.44
Beginning Period Overcollateralization Amount	$2,000,050.44
Ending Period Overcollateralization Amount	$2,000,050.44

Overcollateralization Shortfall	$0.00

VI. RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$1,500,037.83
Beginning Reserve Account Balance	$1,500,037.83
Reserve Account Deposits Made	$0.00
Reserve Account Earnings	$0.00
Reserve Account Draws	($1,500,037.83)

Ending Reserve Account Balance	$0.00

VII. LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$0.00
Realized Losses for Collection Period	$0.00
CHG Off Recoveries for Collection Period	$713.04

Net Losses for Collection Period	($713.04)
Net Losses as % of Ending Pool Balance	(0.002%)
Net Loss % for 1 Period Prior	0.008%
Net Loss % for 2 Periods Prior	(0.001%)
Net Loss % for 3 Periods Prior	(0.002%)

Four-month Average Net Loss %	0.001%

Cumulative Losses (net of recoveries) for All Collection Periods	$165,256.27
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.033%

	# of Receivables	Amount
Receivables 30–59 Days Delinquent	13	$77,043.85
As % of Ending Pool Balance		0.164%
Receivables 60–89 Days Delinquent	6	$44,391.92
As % of Ending Pool Balance		0.095%
Receivables 90–119 Days Delinquent	1	11,681
As % of Ending Pool Balance		0.025%
Receivables 120–150 Days Delinquent	—	—
As % of Ending Pool Balance		0.000%
Receivables 150+ Days Delinquent	—	—
As % of Ending Pool Balance		0.000%
Total Repossession	2	21,005
Total Repossessions Life-to-Date	37	$573,580.79

Total 30+ Day Delinquencies	20	$133,117.24
As % of Ending Pool Balance		0.284%
Total 30+ Day Delinquency % 1 Period Prior		0.256%
Total 30+ Day Delinquency % 2 Periods Prior		0.238%
Total 30+ Day Delinquency % 3 Periods Prior		0.162%

Four-month Average Total 30+ Day Delinquency %		0.235%

*	Advance expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).